Fair Value Measurements (Schedule of Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	$ 2,021,922	$ 1,055,338
Liabilities	592,352	329,568
At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	25,413
Financial assets, at fair value		23,420
Financial liabilities, at fair value	(3,133)
At fair value [member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	496	1,059
Financial liabilities	(78)
At fair value [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(1,260)
At fair value [member] | Financial liabilities at fair value through profit or loss, category [member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(1,084)
At fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	24,917	22,361
Financial liabilities, at fair value	(3,055)
At fair value [member] | Financial assets at fair value through profit or loss, category [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(176)
At fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	496	1,059
At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	24,917	22,361
Financial liabilities, at fair value	(3,133)
At fair value [member] | Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(1,260)
At fair value [member] | Interest rate swap liability [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(78)
At fair value [member] | Interest rate swap liability [Member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(78)
At fair value [member] | Interest rate swap liability [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(1,084)
At fair value [member] | Interest rate swap liability [Member] | Financial liabilities at fair value through profit or loss, category [member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(1,084)
At fair value [member] | Interest rate swap liability [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(78)
At fair value [member] | Interest rate swap liability [Member] | Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(1,084)
At fair value [member] | Metal Forward Sales Contracts [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(2,547)	(124)
At fair value [member] | Metal Forward Sales Contracts [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(124)
Financial liabilities, at fair value	(2,547)
At fair value [member] | Metal Forward Sales Contracts [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(2,547)	(124)
At fair value [member] | Fuel Forward Contracts Liability [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(508)	(52)
At fair value [member] | Fuel Forward Contracts Liability [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities		(52)
Financial liabilities, at fair value	(508)
At fair value [member] | Fuel Forward Contracts Liability [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value	(508)	(52)
At fair value [member] | Investments in Equity Securities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	496
Financial assets, at fair value		1,059
At fair value [member] | Investments in Equity Securities [Member] | Fair value hedges [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	496	1,059
At fair value [member] | Investments in Equity Securities [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	496	1,059
At fair value [member] | Trade Receivables Concentrate Sales [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	23,298
Financial assets, at fair value		22,361
At fair value [member] | Trade Receivables Concentrate Sales [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	23,298	22,361
At fair value [member] | Trade Receivables Concentrate Sales [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	23,298	22,361
At fair value [member] | Fuel Hedge Contracts Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	1,619
At fair value [member] | Fuel Hedge Contracts Assets [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	1,619
At fair value [member] | Fuel Hedge Contracts Assets [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets, at fair value	1,619
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	113,941	139,954
Liabilities	306,152	225,216
Financial assets		139,954
Financial assets, at fair value	113,941
Financial liabilities	(148,663)	(66,600)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	113,941	139,954
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(306,152)	(225,216)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	170,614
Financial liabilities, at fair value		(198,315)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Payables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	80,925	26,140
Financial liabilities	(80,925)	(26,140)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Payables [member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(80,925)	(26,140)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Payroll Payable [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	23,311	17,676
Financial liabilities	(23,311)	(17,676)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Payroll Payable [member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(23,311)	(17,676)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Credit Facilities [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	117,082	119,850
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Credit Facilities [Member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(117,082)	(119,850)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Credit Facilities [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	120,000
Financial liabilities, at fair value		(120,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Convertible Debentures [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities		38,766
Financial liabilities	(40,407)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Convertible Debentures [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities, at fair value		(38,766)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Convertible Debentures [member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(40,407)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Convertible Debentures [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(50,614)
Financial liabilities, at fair value		(78,315)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Payables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Liabilities	44,427	22,784
Financial liabilities	(44,427)	(22,784)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Payables [member] | Financial assets at amortised cost, category [member] | Other Liability [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial liabilities	(44,427)	(22,784)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and Cash Equivalents [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	107,097	131,898
Financial assets		131,898
Financial assets, at fair value	107,097
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Cash and Cash Equivalents [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	107,097	131,898
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Receivables Dor Sales Assets [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	2,420	3,948
Financial assets, at fair value		3,948
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Trade Receivables Dor Sales Assets [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	2,420	3,948
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Receivables [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Assets	4,424	4,108
Financial assets		4,108
Financial assets, at fair value	4,424
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Receivables [member] | Financial assets at amortised cost, category [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [line items]
Financial assets	$ 4,424	$ 4,108